UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21154

Nuveen Connecticut Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO)
	February 28, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.2% (2.0% of Total Investments)
$ 2,090	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 1,904,408
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 30.2% (19.0% of Total Investments)
350	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	N/R	297,434
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	N/R	227,690
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College,	7/17 at 100.00	A2	872,320
	Series 2007G, 4.500%, 7/01/37 – NPFG Insured
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/20 at 100.00	A–	755,848
	Series 2010-O, 5.000%, 7/01/35
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	A2	449,780
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/16 at 100.00	A–	938,490
	Series 2006H, 5.000%, 7/01/36 – AMBAC Insured
1,300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	A–	1,316,822
	Series 2007-I, 5.000%, 7/01/25 – NPFG Insured
215	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,	7/17 at 100.00	N/R	187,340
	Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/12 at 101.00	BBB–	748,688
	Hartford, Series 2002E, 5.500%, 7/01/22 – RAAI Insured
650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/16 at 100.00	BBB–	554,652
	Hartford, Series 2006G, 5.250%, 7/01/36 – RAAI Insured
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	805,592
	Series 2010G, 5.000%, 7/01/35
3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	3,041,190
	Series 2007Z-1, 5.000%, 7/01/42 (UB)
5,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	5,130,396
	Series 2007Z-3, 5.050%, 7/01/42 (UB) (4)
	University of Connecticut, General Obligation Bonds, Series 2006A:
850	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AA	939,327
490	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	520,213
535	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA	563,623
175	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	184,790
500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%,	11/12 at 101.00	Aa2	523,395
	11/15/22 – FGIC Insured
18,115	Total Education and Civic Organizations			18,057,590
	Health Care – 19.8% (12.5% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,
	Series 2002B:
500	5.500%, 7/01/21 – RAAI Insured	7/12 at 101.00	N/R	469,530
600	5.500%, 7/01/32 – RAAI Insured	7/12 at 101.00	N/R	521,868
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut	7/11 at 100.00	N/R	728,880
	Health Network, Series 2000A, 6.000%, 7/01/25 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
490	5.000%, 7/01/15 – RAAI Insured	No Opt. Call	N/R	514,108
800	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	N/R	781,288
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special
	Care, Series 2007C:
310	5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	274,710
150	5.250%, 7/01/37 – RAAI Insured	7/17 at 100.00	BBB–	128,669
2,130	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aa3	2,047,441
	Series 2006, 5.000%, 7/01/32 – AGM Insured
300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/20 at 100.00	A	293,790
	Series 2010-I, 5.000%, 7/01/30
1,325	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	Aa3	1,310,743
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured
350	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/20 at 100.00	Aa3	343,966
	Hospital, Series 2010M, 5.500%, 7/01/40
1,500	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Ascension Health	11/19 at 100.00	Aa1	1,432,920
	Series 2010A, 5.000%, 11/15/40
300	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Catholic Health East	11/20 at 100.00	A1	283,605
	Series 2010, 4.750%, 11/15/29
200	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Danbury Hospital,	1/16 at 100.00	N/R	149,002
	Series 2006H, 4.500%, 7/01/33 – AMBAC Insured
2,550	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	2,594,166
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.500%, 8/15/40
12,255	Total Health Care			11,874,686
	Housing/Multifamily – 1.5% (1.0% of Total Investments)
960	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	911,530
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)
	Housing/Single Family – 8.1% (5.1% of Total Investments)
750	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C,	5/11 at 100.00	AAA	723,345
	5.450%, 11/15/43 (Alternative Minimum Tax)
1,300	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5,	5/13 at 100.00	AAA	1,303,679
	5.050%, 11/15/34
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
435	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	412,302
465	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	427,712
585	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	567,234
	4.650%, 11/15/27
1,500	Connecticut Housing Finance Authority, Single Family Housing Mortgage Finance Program Bonds,	11/19 at 100.00	AAA	1,422,780
	Series 2010-A2, 4.500%, 11/15/30
5,035	Total Housing/Single Family			4,857,052
	Long-Term Care – 9.6% (6.0% of Total Investments)
500	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/11 at 102.00	BBB+	502,985
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
135	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	4/11 at 100.00	BBB–	135,234
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families and
	Children Inc., Series 2002A:
430	5.000%, 7/01/18 – AMBAC Insured	7/12 at 101.00	N/R	431,763
475	5.000%, 7/01/20 – AMBAC Insured	7/12 at 101.00	N/R	468,697
260	5.000%, 7/01/23 – AMBAC Insured	7/12 at 101.00	N/R	246,212
1,000	5.000%, 7/01/32 – AMBAC Insured	7/12 at 101.00	N/R	849,520
	Connecticut Housing Finance Authority, Special Needs Housing Mortgage Finance Program Special
	Obligation Bonds, Series 2002SNH-1:
1,000	5.000%, 6/15/22 – AMBAC Insured	6/12 at 101.00	N/R	1,002,640
1,500	5.000%, 6/15/32 – AMBAC Insured	6/12 at 101.00	N/R	1,448,415
500	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R	423,035
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27
210	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A,	1/20 at 100.00	N/R	213,854
	7.625%, 1/01/30
6,010	Total Long-Term Care			5,722,355
	Tax Obligation/General – 11.1% (7.0% of Total Investments)
1,200	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	1,255,956
1,500	Connecticut State, General Obligation Bonds, Series 2006E, 5.000%, 12/15/20	12/16 at 100.00	AA	1,655,535
600	Hartford, Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 8/01/21 – AGM Insured	8/15 at 100.00	AA+	634,638
1,000	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 –	11/16 at 100.00	A1	1,082,440
	AMBAC Insured
	Stratford, Connecticut, General Obligation Bonds, Series 2002:
1,375	4.000%, 2/15/19 – AGM Insured	2/12 at 100.00	AA+	1,392,518
630	4.125%, 2/15/20 – AGM Insured	2/12 at 100.00	AA+	637,258
6,305	Total Tax Obligation/General			6,658,345
	Tax Obligation/Limited – 17.9% (11.3% of Total Investments)
930	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue	7/16 at 100.00	AA+	913,548
	Bonds, Series 2006F, 5.000%, 7/01/36 – AGC Insured
40	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B,	No Opt. Call	AA	41,772
	6.125%, 9/01/12
1,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B,	12/12 at 100.00	AA	1,036,470
	5.000%, 12/01/22 – AMBAC Insured
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AA	526,900
	5.000%, 1/01/23 – FGIC Insured
1,500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds,	8/17 at 100.00	AA	1,556,220
	Series 2007A, 5.000%, 8/01/27 – AMBAC Insured
900	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	911,412
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	A3	932,470
	7/01/31 – AMBAC Insured
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
780	0.000%, 7/01/32 – FGIC Insured	No Opt. Call	A3	167,965
2,120	0.000%, 7/01/33 – FGIC Insured	No Opt. Call	A3	418,827
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds,
	Series 2002G:
890	5.250%, 7/01/17	7/12 at 100.00	A3	896,061
1,000	5.250%, 7/01/20	7/12 at 100.00	A3	1,000,570
1,045	5.250%, 7/01/21	7/12 at 100.00	A3	1,039,576
650	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	601,523
	2010A, 5.375%, 8/01/39
735	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	692,510
	Series 2010A, 5.000%, 10/01/29
13,090	Total Tax Obligation/Limited			10,735,824
	Transportation – 0.8% (0.5% of Total Investments)
415	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002,	No Opt. Call	N/R	465,622
	5.375%, 12/01/15 – AMBAC Insured
	U.S. Guaranteed – 33.4% (21.0% of Total Investments) (5)
	Bethel, Connecticut, General Obligation Bonds, Series 2002:
525	5.000%, 11/01/18 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	Aa2 (5)	562,569
525	5.000%, 11/01/19 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	Aa2 (5)	562,569
525	5.000%, 11/01/20 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	Aa2 (5)	562,569
525	5.000%, 11/01/21 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	Aa2 (5)	562,569
525	5.000%, 11/01/22 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	Aa2 (5)	562,569
500	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/23 (Pre-refunded	9/13 at 100.00	AA+ (5)	557,400
	9/15/13) – AGM Insured
	Connecticut Development Authority, Revenue Bonds, Duncaster Inc., Series 2002:
650	5.125%, 8/01/22 (Pre-refunded 8/01/12) – RAAI Insured	8/12 at 101.00	BBB (5)	696,033
1,025	4.750%, 8/01/32 (Pre-refunded 8/01/12) – RAAI Insured	8/12 at 101.00	BBB (5)	1,092,158
3,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/11 at 101.00	N/R (5)	3,179,205
	Series 2001G, 5.000%, 7/01/21 (Pre-refunded 7/01/11) – AMBAC Insured
	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
2,810	5.000%, 12/01/20 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA (5)	3,025,639
1,000	5.000%, 12/01/21 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA (5)	1,076,740
450	Farmington, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 9/15/20	9/12 at 101.00	Aaa	485,415
	(Pre-refunded 9/15/12)
	New Canaan, Connecticut, General Obligation Bonds, Series 2002A:
950	4.500%, 5/01/19 (Pre-refunded 5/01/11)	5/11 at 100.00	Aaa	956,812
900	4.600%, 5/01/20 (Pre-refunded 5/01/11)	5/11 at 100.00	Aaa	906,606
500	4.700%, 5/01/21 (Pre-refunded 5/01/11)	5/11 at 100.00	Aaa	503,760
40	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 – AMBAC	11/11 at 101.00	A1 (5)	41,651
	Insured (ETM)
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	AAA	1,119,595
	5.125%, 6/01/24 – AMBAC Insured (ETM)
195	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	AAA	204,062
	5.500%, 8/01/29 (Pre-refunded 2/01/12)
	Southbury, Connecticut, General Obligation Bonds, Series 2002:
500	4.875%, 12/15/20 (Pre-refunded 12/15/11)	12/11 at 101.00	Aa2 (5)	523,185
500	4.875%, 12/15/21 (Pre-refunded 12/15/11)	12/11 at 101.00	Aa2 (5)	523,185
500	5.000%, 12/15/22 (Pre-refunded 12/15/11)	12/11 at 101.00	Aa2 (5)	523,680
1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21	2/13 at 100.00	AA (5)	1,196,800
	(Pre-refunded 2/15/13) – NPFG Insured
500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	572,695
	(Pre-refunded 10/01/15)
18,855	Total U.S. Guaranteed			19,997,466
	Utilities – 7.9% (5.0% of Total Investments)
720	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	4/11 at 101.00	Baa1	723,103
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
860	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power	11/12 at 100.00	Baa1	806,551
	LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)
2,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Ba1	1,935,960
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
525	5.500%, 1/01/14 (Alternative Minimum Tax)	7/11 at 100.00	BBB	526,433
305	5.500%, 1/01/20 (Alternative Minimum Tax)	7/11 at 100.00	BBB	305,040
530	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40	7/20 at 100.00	A3	462,282
4,940	Total Utilities			4,759,369
	Water and Sewer – 15.3% (9.6% of Total Investments)
400	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	N/R	328,568
	Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,293,736
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
1,230	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	1,234,514
640	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1	613,837
230	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	223,883
	6.000%, 7/01/25
600	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010,	7/20 at 100.00	Ba2	530,825
	5.625%, 7/01/40
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
2,050	5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	Aa3	2,121,913
590	5.000%, 8/01/33 – NPFG Insured	8/13 at 100.00	Aa3	590,241
1,840	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth	8/16 at 100.00	Aa3	1,866,090
	Series, 2007A, 5.000%, 8/01/30 – NPFG Insured
350	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	11/13 at 100.00	AA+	351,028
	2003A, 5.000%, 11/15/32
9,115	Total Water and Sewer			9,154,635
$ 97,185	Total Investments (cost $96,583,094) – 158.8%			95,098,882
	Floating Rate Obligations – (9.7)%			(5,780,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (53.4)% (6)			(32,000,000)
	Other Assets Less Liabilities – 4.3%			2,569,638
	Net Assets Applicable to Common Shares – 100%			$ 59,888,520

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$95,098,882	$ —	$95,098,882
During the period ended February 28, 2011, the Fund recognized no significant transfers to/from Level 1,
Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2011, the cost of investments was $90,832,270.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2011, were as follows:

Gross unrealized:
Appreciation	$ 1,738,112
Depreciation	(3,251,306)
Net unrealized appreciation (depreciation) of investments	$(1,513,194)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Connecticut Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 29, 2011